Offerings	Feb. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, underlying Public Warrants
Amount Registered | shares	126,500
Proposed Maximum Offering Price per Unit	862.50
Maximum Aggregate Offering Price	$ 109,106,250.00
Amount of Registration Fee	$ 15,067.57
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The NASDAQ Stock Market on February 13, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

On February 9, 2026, the Registrant effected a 1-for-75 reverse stock split of its common stock (the “Reverse Stock Split”). As a result, each 75 shares of common stock issued and outstanding immediately prior to the Reverse Stock Split were converted into one share of common stock.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(g) of the Securities Act of 1933, as amended, based upon the price at which the Public Warrants, Private Placement Warrants, and Representative Warrants may be exercised.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	333,333
Proposed Maximum Offering Price per Unit	2.39
Maximum Aggregate Offering Price	$ 796,665.87
Fee Rate	0.01381%
Amount of Registration Fee	$ 110.02
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The NASDAQ Stock Market on February 13, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

On February 9, 2026, the Registrant effected a 1-for-75 reverse stock split of its common stock (the “Reverse Stock Split”). As a result, each 75 shares of common stock issued and outstanding immediately prior to the Reverse Stock Split were converted into one share of common stock.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	63,250
Proposed Maximum Offering Price per Unit	2.39
Maximum Aggregate Offering Price	$ 151,167.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 20.88
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The NASDAQ Stock Market on February 13, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, underlying Private Warrants
Amount Registered | shares	97,966
Proposed Maximum Offering Price per Unit	862.50
Maximum Aggregate Offering Price	$ 84,495,675.00
Amount of Registration Fee	$ 11,668.85
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The NASDAQ Stock Market on February 13, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

On February 9, 2026, the Registrant effected a 1-for-75 reverse stock split of its common stock (the “Reverse Stock Split”). As a result, each 75 shares of common stock issued and outstanding immediately prior to the Reverse Stock Split were converted into one share of common stock.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(g) of the Securities Act of 1933, as amended, based upon the price at which the Public Warrants, Private Placement Warrants, and Representative Warrants may be exercised.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative's shares of Common Stock underlying Representative Warrants
Amount Registered | shares	7,590
Proposed Maximum Offering Price per Unit	862.50
Maximum Aggregate Offering Price	$ 6,546,375.00
Amount of Registration Fee	$ 904.05
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The NASDAQ Stock Market on February 13, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

On February 9, 2026, the Registrant effected a 1-for-75 reverse stock split of its common stock (the “Reverse Stock Split”). As a result, each 75 shares of common stock issued and outstanding immediately prior to the Reverse Stock Split were converted into one share of common stock.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(g) of the Securities Act of 1933, as amended, based upon the price at which the Public Warrants, Private Placement Warrants, and Representative Warrants may be exercised.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Inducement Shares of Common Stock
Amount Registered | shares	2,000
Proposed Maximum Offering Price per Unit	2.39
Maximum Aggregate Offering Price	$ 4,780.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.66
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The NASDAQ Stock Market on February 13, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

On February 9, 2026, the Registrant effected a 1-for-75 reverse stock split of its common stock (the “Reverse Stock Split”). As a result, each 75 shares of common stock issued and outstanding immediately prior to the Reverse Stock Split were converted into one share of common stock.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	75,725
Proposed Maximum Offering Price per Unit	2.39
Maximum Aggregate Offering Price	$ 180,982.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 24.99
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The NASDAQ Stock Market on February 13, 2026.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling shareholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

On February 9, 2026, the Registrant effected a 1-for-75 reverse stock split of its common stock (the “Reverse Stock Split”). As a result, each 75 shares of common stock issued and outstanding immediately prior to the Reverse Stock Split were converted into one share of common stock.